FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)	May 04, 2018 USD ($)	Apr. 23, 2018 USD ($)	Oct. 31, 2016
Non-derivatives:
Available-for-sale debt securities	$ 0		$ 9,680,000			$ 9,431,000
Equity securities	7,283,000		11,530,000			$ 19,374,000
Equity Securities pledged to creditors	0		10,238,000
Long-term debt	2,213,636,000		1,903,755,000
Derivatives:
Financial instruments at fair value, current portion	1,936,000		0
Interest rate/ currency swap contracts – long-term receivables	26,716,000		3,184,000
Long term receivables, non-designated swap contracts	13,800,000		100,000
Long term payables, non-designated swap contracts	100,000		2,200,000
Not designated as hedging instrument
Derivatives:
Financial instruments at fair value, current portion	700,000		0
Interest rate/ currency swap contracts – short-term payables	0		$ 700,000
Senior unsecured convertible bonds due 2021
Non-derivatives:
Long-term debt					$ 144,700,000
Interest rate (in percentage)			5.75%	5.75%							5.75%
$4.875% unsecured convertible bonds due 2023
Non-derivatives:
Long-term debt	$ 137,900,000		$ 137,900,000
Interest rate (in percentage)	4.875%	4.875%								4.875%
Derivatives:
Aggregate debt amount									$ 14,000,000	$ 150,000,000
7.25% senior unsecured sustainability-linked bonds due 2026
Non-derivatives:
Interest rate (in percentage)	7.25%	7.25%
NOK700 million senior unsecured bonds due 2023
Non-derivatives:
Long-term debt	$ 71,200,000	kr 700,000,000	79,500,000	kr 700,000,000
Derivatives:
Aggregate debt amount | kr		700,000,000
NOK700 million senior unsecured bonds due 2024
Non-derivatives:
Long-term debt	70,700,000	695,000,000	78,900,000	695,000,000
Derivatives:
Aggregate debt amount | kr		700,000,000						kr 700,000,000
NOK600 million senior unsecured bonds due 2025
Non-derivatives:
Long-term debt	60,000,000	590,000,000	61,300,000	kr 540,000,000
Derivatives:
Aggregate debt amount | kr		kr 600,000,000					kr 600,000,000
Fair Value, Recurring | Carrying value
Non-derivatives:
Available-for-sale debt securities	0		9,680,000
Equity securities	7,283,000		1,292,000
Equity Securities pledged to creditors	0		10,238,000
Derivatives:
Financial instruments at fair value, current portion	1,936,000		0
Interest rate/ currency swap contracts – long-term receivables	26,716,000		3,184,000
Interest rate/ currency swap contracts – short-term payables	16,861,000		738,000
Interest rate/ currency swap contracts – long-term payables	14,357,000		17,209,000
Fair Value, Recurring | Fair value
Non-derivatives:
Available-for-sale debt securities	0		9,680,000
Equity securities	7,283,000		1,292,000
Equity Securities pledged to creditors	0		10,238,000
Derivatives:
Financial instruments at fair value, current portion	1,936,000		0
Interest rate/ currency swap contracts – long-term receivables	26,716,000		3,184,000
Interest rate/ currency swap contracts – short-term payables	16,861,000		738,000
Interest rate/ currency swap contracts – long-term payables	14,357,000		17,209,000
Fair Value, Recurring | $4.875% unsecured convertible bonds due 2023 | Carrying value
Non-derivatives:
Long-term debt	137,900,000		137,900,000
Fair Value, Recurring | $4.875% unsecured convertible bonds due 2023 | Fair value
Non-derivatives:
Long-term debt	137,211,000		138,727,000
Fair Value, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026 | Carrying value
Non-derivatives:
Long-term debt	150,000		150,000,000
Fair Value, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026 | Fair value
Non-derivatives:
Long-term debt	144,188,000		153,563,000
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2023 | Carrying value
Non-derivatives:
Long-term debt	71,243,000		79,507,000
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2023 | Fair value
Non-derivatives:
Long-term debt	71,421,000		79,586,000
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2024 | Carrying value
Non-derivatives:
Long-term debt	70,734,000		78,939,000
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2024 | Fair value
Non-derivatives:
Long-term debt	70,734,000		79,077,000
Fair Value, Recurring | NOK600 million senior unsecured bonds due 2025 | Carrying value
Non-derivatives:
Long-term debt	60,048,000		61,334,000
Fair Value, Recurring | NOK600 million senior unsecured bonds due 2025 | Fair value
Non-derivatives:
Long-term debt	$ 60,348,000		$ 60,133,000